27. OTHER OPERATING INCOME AND EXPENSES (Details Narrative) - BRL (R$) R$ in Thousands		12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Operating Income And Expenses
Receivables by indemnity	R$ 84,435	R$ 517,183
Rent arrears	58,785
Collection of insurance for material damage	25,650
Principal amount receivables for indemnity	R$ 147,612
Other operating expenses		1,667,886	R$ 790,353
Cash flow hedge of PLATTS index		283,149
Cash flow hedge realized		R$ (1,951,035)